Allowance for expected credit losses - Disclosure of Generation of Multiple Economic Assumptions by Quarter and by Year (Details)	Jun. 30, 2024	Dec. 31, 2023
Upside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	1.60%	1.40%
Unemployment rate	3.20%	3.30%
House price growth	5.10%	4.70%
Commercial real estate price growth	3.40%	2.20%
UK Bank Rate	5.31%	5.37%
CPI inflation	2.60%	3.90%
Base case
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	1.30%	1.10%
Unemployment rate	4.70%	4.90%
House price growth	1.50%	1.00%
Commercial real estate price growth	0.50%	(0.90%)
UK Bank Rate	3.98%	4.08%
CPI inflation	2.30%	3.50%
Downside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	0.80%	0.50%
Unemployment rate	6.70%	6.80%
House price growth	(3.10%)	(3.40%)
Commercial real estate price growth	(3.50%)	(4.40%)
UK Bank Rate	2.13%	2.51%
CPI inflation	1.90%	3.20%
Severe downside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	0.20%	0.10%
Unemployment rate	9.00%	8.80%
House price growth	(7.90%)	(8.20%)
Commercial real estate price growth	(8.60%)	(10.30%)
UK Bank Rate – modelled	1.23%	1.67%
UK Bank Rate – adjusted1	2.89%	4.56%
CPI inflation – modelled	1.40%	2.60%
CPI inflation – adjusted1	1.90%	4.20%
Probability-weighted
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	1.20%	0.90%
Unemployment rate	5.30%	5.40%
House price growth	0.30%	(0.10%)
Commercial real estate price growth	(0.70%)	(1.90%)
UK Bank Rate – modelled	3.55%	3.75%
UK Bank Rate – adjusted1	3.71%	4.04%
CPI inflation – modelled	2.20%	3.40%
CPI inflation – adjusted1	2.20%	3.60%
2023 | Upside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth		0.30%
Unemployment rate		4.00%
House price growth		1.90%
Commercial real estate price growth		(3.90%)
UK Bank Rate		4.94%
CPI inflation		7.30%
2023 | Base case
Allowance For Impairment Losses [Line Items]
Gross domestic product growth		0.30%
Unemployment rate		4.20%
House price growth		1.40%
Commercial real estate price growth		(5.10%)
UK Bank Rate		4.94%
CPI inflation		7.30%
2023 | Downside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth		0.20%
Unemployment rate		4.30%
House price growth		1.30%
Commercial real estate price growth		(6.00%)
UK Bank Rate		4.94%
CPI inflation		7.30%
2023 | Severe downside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth		0.10%
Unemployment rate		4.50%
House price growth		0.60%
Commercial real estate price growth		(7.70%)
UK Bank Rate – modelled		4.94%
UK Bank Rate – adjusted1		4.94%
CPI inflation – modelled		7.30%
CPI inflation – adjusted1		7.60%
2023 | Probability-weighted
Allowance For Impairment Losses [Line Items]
Gross domestic product growth		0.30%
Unemployment rate		4.20%
House price growth		1.40%
Commercial real estate price growth		(5.30%)
UK Bank Rate – modelled		4.94%
UK Bank Rate – adjusted1		4.94%
CPI inflation – modelled		7.30%
CPI inflation – adjusted1		7.40%
2023 Q1 | Base case
Allowance For Impairment Losses [Line Items]
Gross domestic product growth		0.30%
Unemployment rate		3.90%
House price growth		1.60%
Commercial real estate price growth		(18.80%)
UK Bank Rate		4.25%
CPI inflation		10.20%
2023 Q2 | Base case
Allowance For Impairment Losses [Line Items]
Gross domestic product growth		0.00%
Unemployment rate		4.20%
House price growth		(2.60%)
Commercial real estate price growth		(21.20%)
UK Bank Rate		5.00%
CPI inflation		8.40%
2023 Q3 | Base case
Allowance For Impairment Losses [Line Items]
Gross domestic product growth		(0.10%)
Unemployment rate		4.20%
House price growth		(4.50%)
Commercial real estate price growth		(18.20%)
UK Bank Rate		5.25%
CPI inflation		6.70%
2023 Q4 | Base case
Allowance For Impairment Losses [Line Items]
Gross domestic product growth		0.00%
Unemployment rate		4.30%
House price growth		1.40%
Commercial real estate price growth		(5.10%)
UK Bank Rate		5.25%
CPI inflation		4.00%
2024 | Upside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	1.10%	1.50%
Unemployment rate	4.10%	3.30%
House price growth	2.20%	0.80%
Commercial real estate price growth	2.20%	9.00%
UK Bank Rate	5.17%	5.72%
CPI inflation	2.50%	2.70%
2024 | Base case
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	0.80%	0.50%
Unemployment rate	4.50%	4.90%
House price growth	1.20%	(2.20%)
Commercial real estate price growth	(1.60%)	(0.20%)
UK Bank Rate	5.06%	4.88%
CPI inflation	2.50%	2.70%
2024 | Downside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	0.60%	(1.00%)
Unemployment rate	4.90%	6.50%
House price growth	0.60%	(4.50%)
Commercial real estate price growth	(4.70%)	(8.70%)
UK Bank Rate	4.97%	3.95%
CPI inflation	2.50%	2.80%
2024 | Severe downside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	0.10%	(2.30%)
Unemployment rate	5.50%	8.70%
House price growth	(0.70%)	(7.60%)
Commercial real estate price growth	(9.10%)	(19.50%)
UK Bank Rate – modelled	4.81%	2.75%
UK Bank Rate – adjusted1	5.09%	6.56%
CPI inflation – modelled	2.60%	2.70%
CPI inflation – adjusted1	2.90%	7.50%
2024 | Probability-weighted
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	0.80%	0.10%
Unemployment rate	4.60%	5.30%
House price growth	1.10%	(2.50%)
Commercial real estate price growth	(2.10%)	(1.90%)
UK Bank Rate – modelled	5.04%	4.64%
UK Bank Rate – adjusted1	5.07%	5.02%
CPI inflation – modelled	2.50%	2.70%
CPI inflation – adjusted1	2.60%	3.20%
2024 Q1 | Base case
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	0.60%	0.10%
Unemployment rate	4.30%	4.50%
House price growth	0.40%	(1.10%)
Commercial real estate price growth	(5.30%)	(4.10%)
UK Bank Rate	5.25%	5.25%
CPI inflation	3.50%	3.80%
2024 Q2 | Base case
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	0.40%	0.20%
Unemployment rate	4.50%	4.80%
House price growth	1.00%	(1.50%)
Commercial real estate price growth	(5.30%)	(3.80%)
UK Bank Rate	5.25%	5.00%
CPI inflation	2.10%	2.10%
2024 Q3 | Base case
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	0.30%	0.30%
Unemployment rate	4.60%	5.00%
House price growth	3.80%	0.50%
Commercial real estate price growth	(3.50%)	(2.20%)
UK Bank Rate	5.00%	4.75%
CPI inflation	2.00%	2.30%
2024 Q4 | Base case
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	0.20%	0.30%
Unemployment rate	4.70%	5.20%
House price growth	1.20%	(2.20%)
Commercial real estate price growth	(1.60%)	(0.20%)
UK Bank Rate	4.75%	4.50%
CPI inflation	2.50%	2.80%
2025 | Upside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	2.30%	1.70%
Unemployment rate	3.20%	3.10%
House price growth	5.00%	6.90%
Commercial real estate price growth	8.70%	3.80%
UK Bank Rate	5.30%	5.61%
CPI inflation	2.50%	3.10%
2025 | Base case
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	1.20%	1.20%
Unemployment rate	4.80%	5.20%
House price growth	1.40%	0.50%
Commercial real estate price growth	1.20%	0.10%
UK Bank Rate	4.19%	4.00%
CPI inflation	2.50%	2.90%
2025 | Downside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	(0.50%)	(0.10%)
Unemployment rate	6.90%	7.80%
House price growth	(1.80%)	(6.00%)
Commercial real estate price growth	(6.70%)	(4.00%)
UK Bank Rate	2.77%	1.96%
CPI inflation	2.40%	2.70%
2025 | Severe downside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	(2.20%)	(0.50%)
Unemployment rate	9.40%	10.40%
House price growth	(4.80%)	(13.30%)
Commercial real estate price growth	(15.10%)	(10.60%)
UK Bank Rate – modelled	1.12%	0.49%
UK Bank Rate – adjusted1	3.22%	4.56%
CPI inflation – modelled	2.40%	2.20%
CPI inflation – adjusted1	3.20%	3.50%
2025 | Probability-weighted
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	0.70%	0.80%
Unemployment rate	5.40%	5.90%
House price growth	0.90%	(0.90%)
Commercial real estate price growth	(0.50%)	(1.10%)
UK Bank Rate – modelled	3.79%	3.52%
UK Bank Rate – adjusted1	4.00%	3.93%
CPI inflation – modelled	2.50%	2.80%
CPI inflation – adjusted1	2.60%	3.00%
2025 Q1 | Base case
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	0.30%
Unemployment rate	4.80%
House price growth	0.90%
Commercial real estate price growth	(0.90%)
UK Bank Rate	4.50%
CPI inflation	2.20%
2025 Q2 | Base case
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	0.30%
Unemployment rate	4.90%
House price growth	1.30%
Commercial real estate price growth	0.20%
UK Bank Rate	4.25%
CPI inflation	2.70%
2025 Q3 | Base case
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	0.40%
Unemployment rate	4.90%
House price growth	1.30%
Commercial real estate price growth	(0.20%)
UK Bank Rate	4.00%
CPI inflation	2.60%
2025 Q4 | Base case
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	0.40%
Unemployment rate	4.80%
House price growth	1.40%
Commercial real estate price growth	1.20%
UK Bank Rate	4.00%
CPI inflation	2.40%
2026 | Upside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	1.70%	1.70%
Unemployment rate	3.00%	3.10%
House price growth	7.30%	7.20%
Commercial real estate price growth	2.40%	1.30%
UK Bank Rate	5.17%	5.38%
CPI inflation	2.40%	3.20%
2026 | Base case
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	1.60%	1.70%
Unemployment rate	4.80%	5.20%
House price growth	1.00%	1.60%
Commercial real estate price growth	0.00%	0.00%
UK Bank Rate	3.63%	3.50%
CPI inflation	2.10%	2.50%
2026 | Downside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	0.80%	1.50%
Unemployment rate	7.50%	7.90%
House price growth	(6.50%)	(5.60%)
Commercial real estate price growth	(4.10%)	(2.10%)
UK Bank Rate	1.38%	1.13%
CPI inflation	1.80%	1.80%
2026 | Severe downside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	0.40%	1.30%
Unemployment rate	10.20%	10.50%
House price growth	(13.90%)	(12.70%)
Commercial real estate price growth	(8.60%)	(7.70%)
UK Bank Rate – modelled	0.16%	0.13%
UK Bank Rate – adjusted1	2.33%	3.63%
CPI inflation – modelled	1.30%	0.90%
CPI inflation – adjusted1	1.60%	1.30%
2026 | Probability-weighted
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	1.30%	1.60%
Unemployment rate	5.60%	5.90%
House price growth	(0.90%)	(0.30%)
Commercial real estate price growth	(1.30%)	(1.00%)
UK Bank Rate – modelled	3.07%	3.02%
UK Bank Rate – adjusted1	3.29%	3.37%
CPI inflation – modelled	2.10%	2.30%
CPI inflation – adjusted1	2.10%	2.40%
2027 | Upside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	1.50%	1.90%
Unemployment rate	2.90%	3.10%
House price growth	6.00%	6.80%
Commercial real estate price growth	2.80%	1.30%
UK Bank Rate	5.33%	5.18%
CPI inflation	2.70%	3.10%
2027 | Base case
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	1.60%	1.90%
Unemployment rate	4.60%	5.00%
House price growth	1.40%	3.50%
Commercial real estate price growth	1.90%	0.80%
UK Bank Rate	3.50%	3.06%
CPI inflation	2.10%	2.20%
2027 | Downside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	1.50%	2.00%
Unemployment rate	7.40%	7.60%
House price growth	(5.40%)	(1.70%)
Commercial real estate price growth	(0.80%)	(1.20%)
UK Bank Rate	0.89%	0.55%
CPI inflation	1.40%	1.10%
2027 | Severe downside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	1.20%	1.80%
Unemployment rate	10.10%	10.10%
House price growth	(11.80%)	(7.50%)
Commercial real estate price growth	(5.30%)	(5.20%)
UK Bank Rate – modelled	0.05%	0.03%
UK Bank Rate – adjusted1	2.02%	3.13%
CPI inflation – modelled	0.50%	(0.20%)
CPI inflation – adjusted1	0.90%	1.00%
2027 | Probability-weighted
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	1.50%	1.90%
Unemployment rate	5.50%	5.70%
House price growth	(0.60%)	1.80%
Commercial real estate price growth	0.60%	(0.20%)
UK Bank Rate – modelled	2.92%	2.64%
UK Bank Rate – adjusted1	3.12%	2.95%
CPI inflation – modelled	1.90%	1.90%
CPI inflation – adjusted1	1.90%	2.00%
2028 | Upside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	1.40%
Unemployment rate	2.90%
House price growth	5.20%
Commercial real estate price growth	1.20%
UK Bank Rate	5.55%
CPI inflation	2.90%
2028 | Base case
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	1.60%
Unemployment rate	4.60%
House price growth	2.40%
Commercial real estate price growth	1.00%
UK Bank Rate	3.50%
CPI inflation	2.20%
2028 | Downside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	1.60%
Unemployment rate	7.20%
House price growth	(2.30%)
Commercial real estate price growth	(1.30%)
UK Bank Rate	0.63%
CPI inflation	1.20%
2028 | Severe downside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	1.50%
Unemployment rate	9.80%
House price growth	(7.60%)
Commercial real estate price growth	(4.70%)
UK Bank Rate – modelled	0.02%
UK Bank Rate – adjusted1	1.79%
CPI inflation – modelled	0.10%
CPI inflation – adjusted1	1.00%
2028 | Probability-weighted
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	1.50%
Unemployment rate	5.40%
House price growth	0.80%
Commercial real estate price growth	(0.20%)
UK Bank Rate – modelled	2.90%
UK Bank Rate – adjusted1	3.08%
CPI inflation – modelled	1.90%
CPI inflation – adjusted1	2.00%